UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON DC 20549



FORM 13F



FORM 13F COVER PAGE







Report for the Calendar Year or Quarter Ended: June 30, 2008





Check here if Amendment []; Amendment Number:

This Amendment (Check one): [] is a restatement

                            [] adds new holdings entries





Institutional Investment Manager Filing this Report:



Longfellow Investment Management, Co. LLC

295 Devonshire Street

Boston, MA 02110



13F File Number: 028-10136





The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete,

and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this submission.



Person signing this Report on Behalf of Reporting Manager:



Name:  David W. Seeley

Title: President

       Longfellow Investment Management, Co. LLC

Phone: 617-695-3504



Signature, Place, and date of signing:

David W. Seeley, Boston, MA, July 21, 2008





Report Type:   [x]13F HOLDINGS REPORT

               [ ]13F NOTICE

               [ ]13F COMBINATION REPORT





List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE



Report Summary



Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    43

Form 13F information Table Value Total:    $27,259

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com Corporation               COM              885535104      327   154190 SH       SOLE                   154190
Air Transport Services Group I COM              00922R105       91    91264 SH       SOLE                    91264
AmCOMP, Inc.                   COM              02342j101      812    83535 SH       SOLE                    83535
Ansoft Corporation             COM              036384105      462    12700 SH       SOLE                    12700
Axcelis Technologies, Inc.     COM              054540109      586   120000 SH       SOLE                   120000
BCE Inc.                       COM NEW          05534b760     1037    29735 SH       SOLE                    29735
Barrier Therapeutics Inc.      COM              06850r108      281    70000 SH       SOLE                    70000
Boston Scientific Corporation  COM              101137107      440    35766 SH       SOLE                    35766
Bronco Drilling Company, Inc.  COM              112211107      780    42450 SH       SOLE                    42450
CPS Choicepoint Inc.           COM              170388102     1157    24000 SH       SOLE                    24000
CSK Auto Corporation           COM              125965103      744    71000 SH       SOLE                    71000
Cash Systems, Inc.             COM              14756b102      293   611350 SH       SOLE                   611350
Celebrate Express, Inc.        COM              15100a104      471   125000 SH       SOLE                   125000
Clear Channel Communications,  COM              184502102     1108    31475 SH       SOLE                    31475
Countrywide Financial Corp.    COM              222372104      533   125300 SH       SOLE                   125300
Diebold, Inc.                  COM              253651103     1067    30000 SH       SOLE                    30000
EP MedSystems, Inc.            COM              26881p103      596   200000 SH       SOLE                   200000
Electronic Data Systems        COM              285661104     1232    50000 SH       SOLE                    50000
Energy Partners, Ltd.          COM              29270u105      342    22943 SH       SOLE                    22943
Enliven Marketing Technologies COM              293361101      680   800000 SH       SOLE                   800000
Esmark Inc.                    COM              296475106      872    45588 SH       SOLE                    45588
Hilb Rogal & Hobbs             COM              431294107      522    12000 SH       SOLE                    12000
HireRight Inc.                 COM              433538105      633    37000 SH       SOLE                    37000
Huntsman Corporation           COM              447011107      372    32610 SH       SOLE                    32610
IONA Technologies PLC          SPONSORED ADR    46206p109      512   130000 SH       SOLE                   130000
Insightful Corporation         COM              45770x100      292   160462 SH       SOLE                   160462
Iomai Corporation              COM              46202p103      649   100000 SH       SOLE                   100000
Kintera Inc.                   COM              49720p506      666   600000 SH       SOLE                   600000
MASSBANK Corp.                 COM              576152102      380     9600 SH       SOLE                     9600
MEDecision Inc.                COM              58406p102      233    35000 SH       SOLE                    35000
Memry Corporation              COM NEW          586263204      480   200000 SH       SOLE                   200000
Myers Industries, Inc.         COM              628464109      304    37305 SH       SOLE                    37305
NAVTEQ                         COM              63936L100     1224    15890 SH       SOLE                    15890
National Atlantic Holdings Cor COM              63253y107      907   150000 SH       SOLE                   150000
Nationwide Financial Services, CLA              638612101      576    12000 SH       SOLE                    12000
Photon Dynamics, Inc.          COM              719364101      543    36000 SH       SOLE                    36000
Royal Caribbean Cruises Ltd.   COM              V7780T103      849    37800 SH       SOLE                    37800
SAFECO Corporation             COM              82966U103     1143    17000 SH       SOLE                    17000
Take-Two Interactive Software, COM              874054109      811    31699 SH       SOLE                    31699
Tercica, Inc.                  COM              88078L105      441    50000 SH       SOLE                    50000
Third Wave Technologies        COM              88428w108      837    75000 SH       SOLE                    75000
Tumbleweed Communications Corp COM              899690101      548   210000 SH       SOLE                   210000
XM Satellite Radio Holdings In CLA              983759101      426    54305 SH       SOLE                    54305